Cover	Oct. 07, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2021
Entity File Number	000-51486
Entity Registrant Name	RBC BEARINGS INCORPORATED
Entity Central Index Key	0001324948
Entity Tax Identification Number	95-4372080
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Tribology Center
Entity Address, City or Town	Oxford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06478
City Area Code	203
Local Phone Number	267-7001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ROLL
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	5.00% Series A Mandatory Convertible Preferred Stock, par value $0.01 per share
Trading Symbol	ROLLP
Security Exchange Name	NASDAQ